GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
Schedule of consolidated financial statements
		Country	Functional	As December 31, 2021			As December 31, 2020			As December 31, 2019
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%

96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	99.9714	0.0286	100.0000	99.9714	0.0286	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.9999	0.0001	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	99.8900	0.1100	100.0000	99.8900	0.1100	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	96.2208	3.7792	100.0000	96.2208	3.7792	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	99.9800	0.0200	100.0000	99.9800	0.0200	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.9000	0.1000	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	LatamTravel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

Schedule of subsidiaries
		Statement of financial position									Net Income
											For the year ended
		As of December 31,			As of December 31,			As of December 31,			December 31,
		2021			2020			2019			2021	2020	2019
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	432,271	1,648,715	(1,236,243)	404,944	1,624,944	(1,219,539)	632,673	1,487,248	(853,624)	(7,289)	(290,980)	(26,551)
Foreign	Latam Airlines Perú S.A.	484,388	417,067	67,321	661,721	486,098	175,623	519,363	510,672	8,691	(109,392)	(175,485)	(3,550)
93.383.000-4	Lan Cargo S.A.	721,484	537,180	184,304	749,789	567,128	182,661	634,852	462,666	172,186	1,590	10,936	(4,157)
Foreign	Connecta Corporation	61,068	19,312	41,756	57,922	17,335	40,587	64,110	24,023	40,087	1,169	500	1,677
Foreign	Prime Airport Services Inc. and Subsidiary (*)	24,654	25,680	(1,026)	25,050	26,265	(1,215)	22,068	23,102	(1,034)	190	(181)	802
96.951.280-7	Transporte Aéreo S.A.	471,094	327,955	143,139	546,216	347,714	198,502	359,335	142,423	216,912	(56,135)	(39,032)	14,610
96.631.520-2	Fast Air Almacenes de Carga S.A.	18,303	10,948	7,355	20,132	11,576	8,556	20,182	12,601	7,581	48	500	796
Foreign	Laser Cargo S.R.L.	(5)	-	(5)	(6)	-	(6)	(10)	-	(10)	-	-	-
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	36,617	14,669	21,940	218,435	14,355	203,829	48,929	15,228	33,450	(806)	(92,623)	(6,579)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	202,402	113,930	23,563	250,027	86,691	130,823	65,422	78,890	(12,111)	(54,961)	1,452	(2,497)
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,284	45	1,239	1,394	65	1,329	1,329	50	1,279	(90)	50	(54)
96.847.880-K	Technical Trainning LATAM S.A.	2,004	467	1,537	2,181	625	1,556	2,378	1,075	1,303	181	60	(282)
Foreign	Latam Finance Limited	1,310,733	1,688,821	(378,088)	1,310,735	1,584,311	(273,576)	1,362,762	1,531,238	(168,476)	(104,512)	(105,100)	(90,736)
Foreign	Peuco Finance Limited	1,307,721	1,307,721	-	1,307,721	1,307,721	-	664,458	664,458	-	-	-	-
Foreign	Profesional Airline Services INC.	61,659	58,808	2,851	17,345	14,772	2,573	3,509	1,950	1,559	278	1,014	1,096
Foreign	Jarletul S.A.	24	1,116	(1,092)	34	1,076	(1,042)	150	860	(710)	(50)	(332)	(603)
Foreign	LatamTravel S.R.L.	64	132	(68)	1,061	1,106	(45)	161	138	23	(23)	(33)	(8)
76.262.894-5	Latam Travel Chile II S.A.	588	1,457	(869)	943	1,841	(898)	672	1,354	(682)	29	392	-
Foreign	TAM S.A. and Subsidiaries (*)	2,608,859	3,257,148	(648,289)	3,110,055	3,004,935	105,120	5,090,180	3,550,875	1,539,305	(756,633)	(1,025,814)	186,140